UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ---------------------
Check here if Amendment [ ]; Amendment Number:
                                                --------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Investors V, L.L.C.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505

Form 13F File Number:  28- 12965
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel A. D'Aniello
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Title:    Managing Director
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello         Washington, DC       August  5, 2010
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Signature                         City, State             Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

Form 13F File Number          Name

28-
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

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1
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Form 13F Information Table Entry Total:       5
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Form 13F Information Table Value Total:       $ 338,385
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                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number     Name

1          28-     12429               Carlyle Investment Management L.L.C.
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
                                       FORM 13-F INFORMATION TABLE

   COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
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                      TITLE OF           VALUE   SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER         CLASS    CUSIP  (x$1000)  PRN AMT  PRN CALL   DISCRETION MANAGERS  SOLE    SHARED    NONE
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
ICO Global Comm Hldgs
Ltd De                   CL A 44930K108 $504     312,778   SH  --  Shared-Defined  1              312,778

Terrestar Corp           Com  881451108 $75      150,000   SH  --  Shared-Defined  1              150,000

Time Warner Inc          Com  887317303 $1,060   36,666    SH  --  Shared-Defined  1              36,666

Time Warner Cable Inc    Com  88732J207 $479     9,203     SH  --  Shared-Defined  1              9,203

Triumph Group Inc New    Com  896818101 $336,267 5,046,775 SH  --  Shared-Defined  1              5,046,775


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